Description of Business and Organization (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Aug. 08, 2024	Oct. 31, 2023	Aug. 31, 2021
Description of Business and Organization [Line Items]
Date of incorporation	Feb. 26, 2021
Class A Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Ordinary shares issued (in Shares)	21,140,922	4,268,156
Qilekang Digital Health [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest				94.86%	97.13%
Mr. Zhenyang Shi and Ms. Li Xu [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest	13.97%
Guangzhou WFOE [Member]
Description of Business and Organization [Line Items]
Pledge percentage	94.86%
Zhongke Baiyun [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest					2.87%
General Technology Group Investment Management Co., Ltd., [Member] | VIE [Member]
Description of Business and Organization [Line Items]
Percentage of equity interest				2.27%
General Technology Group Investment Management Co., Ltd., [Member]
Description of Business and Organization [Line Items]
Equity interest, percentage				2.27%
Common Stock [Member] | HEALTHYSEVEN LIMITED [Member] | Class A Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Ordinary shares issued (in Shares)			2,268,156